Fair value (Tables)	6 Months Ended
Sep. 30, 2018
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected

Assets and liabilities measured at fair value on a recurring basis at March 31, 2018 and September 30, 2018, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,375	43	—	1,418
Japanese local government bonds	—	107	—	107
U.S. Treasury bonds and federal agency securities	2,442	209	—	2,651
Other foreign government bonds	1,682	480	—	2,162
Agency mortgage-backed securities	—	1,799	—	1,799
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	643	—	643
Corporate bonds and other	25	1,992	1,013	3,030
Equity securities	1,642	—	23	1,665
Trading securities measured at net asset value (2)				705
Derivative financial instruments:
Interest rate contracts	39	7,089	48	7,176
Foreign exchange contracts	17	2,667	13	2,697
Equity-related contracts	82	110	5	197
Credit-related contracts	—	16	2	18
Other contracts	6	8	9	23
Available-for-sale securities:
Japanese government bonds	12,435	897	—	13,332
Japanese local government bonds	—	239	—	239
U.S. Treasury bonds and federal agency securities	686	—	—	686
Other foreign government bonds	355	703	—	1,058
Agency mortgage-backed securities	—	889	—	889
Residential mortgage-backed securities	—	65	54	119
Commercial mortgage-backed securities	—	—	441	441
Japanese corporate bonds and other debt securities	—	1,827	163	1,990
Foreign corporate bonds and other debt securities	—	799	80	879
Equity securities (marketable) (3)	3,912	121	—	4,033
Other investments	—	—	38	38

Total assets measured at fair value on a recurring basis	24,698	20,703	1,901	48,007

Liabilities:
Trading securities sold, not yet purchased	2,777	618	4	3,399
Derivative financial instruments:
Interest rate contracts	42	7,074	27	7,143
Foreign exchange contracts	11	2,370	1	2,382
Equity-related contracts	81	69	1	151
Credit-related contracts	—	20	1	21
Other contracts	4	6	9	19
Long-term debt (4)	—	1,395	561	1,956

Total liabilities measured at fair value on a recurring basis	2,915	11,552	604	15,071

September 30, 2018	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1):
Japanese government bonds	1,935	32	—	1,967
Japanese local government bonds	—	93	—	93
U.S. Treasury bonds and federal agency securities	2,664	193	—	2,857
Other foreign government bonds	1,705	492	—	2,197
Agency mortgage-backed securities	—	1,865	—	1,865
Residential mortgage-backed securities	—	—	12	12
Certificates of deposit and commercial paper	—	1,322	—	1,322
Corporate bonds and other	31	2,198	1,105	3,334
Equity securities	1,724	—	29	1,753
Trading securities measured at net asset value (2)				661
Derivative financial instruments:
Interest rate contracts	40	4,530	37	4,607
Foreign exchange contracts	16	2,323	28	2,367
Equity-related contracts	77	220	18	315
Credit-related contracts	—	20	2	22
Other contracts	12	8	29	49
Available-for-sale securities:
Japanese government bonds	12,444	1,007	—	13,451
Japanese local government bonds	—	240	—	240
U.S. Treasury bonds and federal agency securities	1,134	—	—	1,134
Other foreign government bonds	451	792	—	1,243
Agency mortgage-backed securities	—	871	—	871
Residential mortgage-backed securities	—	63	46	109
Commercial mortgage-backed securities	—	—	469	469
Japanese corporate bonds and other debt securities	—	1,883	156	2,039
Foreign corporate bonds and other debt securities	—	770	145	915
Equity securities (3):
Equity securities with readily determinable fair values	4,413	90	—	4,503
Equity securities measured at net asset value (2)				35
Other investments	—	—	41	41

Total assets measured at fair value on a recurring basis	26,646	19,012	2,117	48,471

Liabilities:
Trading securities sold, not yet purchased	2,538	268	2	2,808
Derivative financial instruments:
Interest rate contracts	38	4,468	14	4,520
Foreign exchange contracts	16	2,115	3	2,134
Equity-related contracts	107	103	4	214
Credit-related contracts	—	20	2	22
Other contracts	7	10	29	46
Long-term debt (4)	—	1,768	612	2,380

Total liabilities measured at fair value on a recurring basis	2,706	8,752	666	12,124

Notes:

(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)

In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and September 30, 2018 were ¥31 billion and ¥40 billion, respectively.

(3)

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. In connection with the adoption, equity securities are no longer classified as available-for-sale securities. See Note 2 “Recently issued accounting pronouncements” for further details.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2017 and 2018:

Six months ended September 30, 2017	April 1, 2017	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2017	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	15	—	(2)	—		—	—	—	—	—	(1)	14	—
Corporate bonds and other	1,052	18	(2)	—		123	(240)	562	(276)	—	(153)	1,086	20
Equity securities	23	(1	) (2)	—		—	—	—	—	—	—	22	(1)
Derivative financial instruments, net (1):
Interest rate contracts	26	(6	) (2)	—		—	—	—	—	—	1	21	(6)
Foreign exchange contracts	8	(2	) (2)	—		—	—	—	—	—	—	6	(2)
Equity-related contracts	(25)	(7	) (2)	—		—	—	—	—	—	6	(26)	(8)
Other contracts	—	—	(2)	—		—	—	—	—	—	1	1	—
Available-for-sale securities:
Residential mortgage-backed securities	77	—	(3)	—	(4)	—	—	1	—	—	(10)	68	—
Commercial mortgage-backed securities	224	—	(3)	—	(4)	—	—	40	(7)	—	—	257	—
Japanese corporate bonds and other debt securities	174	(1	) (3)	(3	) (4)	—	—	11	—	—	(16)	165	(1)
Foreign corporate bonds and other debt securities	110	—	(3)	1	(4)	15	(29)	—	—	—	—	97	—
Other investments	37	—	(3)	—		—	—	12	—	—	(10)	39	—

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(57)	61	—	—	4	—
Long-term debt	593	(13	) (5)	—		1	(10)	—	—	47	(81)	563	(14)

Six months ended September 30, 2018	April 1, 2018	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2018	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	12	—	(2)	—		—	—	—	—	—	—	12	—
Corporate bonds and other	1,013	31	(2)	—		—	—	457	(242)	—	(154)	1,105	35
Equity securities	23	2	(2)	—		—	—	5	(1)	—	—	29	—
Derivative financial instruments, net (1):
Interest rate contracts	21	1	(2)	—		—	—	—	—	—	1	23	2
Foreign exchange contracts	12	15	(2)	—		—	—	—	—	—	(2)	25	17
Equity-related contracts	4	(4	) (2)	—		—	—	—	—	—	14	14	—
Credit-related contracts	1	(3	) (2)	—		—	—	—	—	—	2	—	—
Available-for-sale securities:
Residential mortgage-backed securities	54	—	(3)	—	(4)	—	—	—	—	—	(8)	46	—
Commercial mortgage-backed securities	441	—	(3)	—	(4)	—	—	57	(28)	—	(1)	469	—
Japanese corporate bonds and other debt securities	163	10	(3)	(8	) (4)	—	—	7	(7)	—	(9)	156	10
Foreign corporate bonds and other debt securities	80	—	(3)	—	(4)	61	—	4	—	—	—	145	—
Other investments	38	1	(3)	—		—	—	13	—	—	(11)	41	2

Liabilities:
Trading securities sold, not yet purchased	4	1	(2)	—		—	—	(30)	29	—	—	2	—
Long-term debt	561	2	(5)	3	(4)	2	—	—	—	85	(31)	612	4

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)

Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2017 and 2018.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities

The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2018 and September 30, 2018:

March 31, 2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	66	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	3% - 17% 0% - 1% 100% - 100% 17bps - 170bps	7% 0% 100% 50bps

Commercial mortgage-backed securities	441	Discounted cash flow Price-based	Discount margin	9bps - 141bps	28bps

Corporate bonds and other debt securities	1,256	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	26% - 37% 1% - 2% 60% - 69% 12bps - 1,165bps 5bps - 1,064bps	36% 2% 68% 115bps 379bps

Derivative financial instruments, net:
Interest rate contracts	21	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	12	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	16% - 53% 61% - 61% 0% - 63%

Equity-related contracts	4	Internal valuation model (3)	Equity – IR correlation Equity volatility	25% - 25% 12% - 41%

Credit-related contracts	1	Internal valuation model (3)	Default rate Credit correlation	0% - 3% 27% - 100%

Long-term debt	561	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 9% - 53% 61% - 61% 25% - 25% 55% - 70% 24% - 100% 13% - 56% 0% - 2% 28% - 100%

September 30, 2018

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	58	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4% - 18% 0% - 1% 100% - 100% 15bps - 170bps	7% 0% 100% 51bps

Commercial mortgage-backed securities	469	Discounted cash flow Price-based	Discount margin	9bps - 198bps	24bps

Corporate bonds and other debt securities	1,406	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	27% - 27% 2% - 2% 69% - 69% 93bps - 1,194bps 5bps - 816bps	27% 2% 69% 122bps 274bps

Derivative financial instruments, net:
Interest rate contracts	23	Internal valuation model (3)	IR – IR correlation Default rate (4)	23% - 100% 0% - 63%

Foreign exchange contracts	25	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	5% - 55% 64% - 64% 0% - 63%

Equity-related contracts	14	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25% - 25% 48% - 100% 13% - 36%

Credit-related contracts	—	Internal valuation model (3)	Default rate Credit correlation	0% - 4% 28% - 100%

Long-term debt	612	Internal valuation model (3)	IR – IR correlation FX – IR correlation FX – FX correlation Equity – IR correlation Equity – FX correlation Equity correlation Equity volatility Default rate Credit correlation	23% - 100% 5% - 55% 64% - 64% 25% - 25% 55% - 70% 19% - 100% 14% - 59% 0% - 4% 24% - 100%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Weighted averages are calculated by weighting each input by the relative fair value of the respective financial instruments.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The following table shows the fair value hierarchy for these items as of March 31, 2018 and September 30, 2018:

March 31, 2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	164
Loans held-for-sale	60	—	60	—	74
Equity securities (without readily determinable fair values)	1	—	—	1	3
Premises and equipment—net	—	—	—	—	4

Total assets measured at fair value on a nonrecurring basis	174	—	60	114	245

September 30, 2018	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	113	—	—	113	162
Equity securities (without readily determinable fair values)	3	—	—	3	2
Other investments	5	5	—	—	7
Premises and equipment—net	—	—	—	—	2

Total assets measured at fair value on a nonrecurring basis	121	5	—	116	173

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825

The following table shows the carrying amounts and fair values at March 31, 2018 and September 30, 2018, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 840, “Leases” (“ASC 840”):

	March 31, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	61,381	61,381	1,206	60,175	—
Investments	2,518	2,522	1,984	538	—
Loans, net of allowance for loan losses (Note)	83,088	84,041	—	—	84,041
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	43,921	43,921	22,898	21,023	—
Interest-bearing deposits	113,558	113,540	61,719	51,821	—
Due to trust accounts	3,993	3,993	—	3,993	—
Other short-term borrowings	1,688	1,688	—	1,688	—
Long-term debt	10,970	10,995	—	10,098	897

	September 30, 2018
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	60,425	60,425	1,128	59,297	—
Investments	2,137	2,132	1,619	513	—
Loans, net of allowance for loan losses (Note)	84,443	85,403	—	—	85,403
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	50,184	50,184	24,384	25,800	—
Interest-bearing deposits	108,932	108,909	55,443	53,466	—
Due to trust accounts	3,966	3,966	—	3,966	—
Other short-term borrowings	1,754	1,754	—	1,754	—
Long-term debt	11,151	11,132	—	10,264	868

Note:	Loans, net of allowance for loan losses include items measured at fair value on a nonrecurring basis.